The Company, basis of presentation and significant accounting policies - Recent pronouncements (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
IFRS 16 application
Right-of-use assets	€ 4,325,115
Retained earnings	9,454,861	€ 8,831,930
Non-controlling interests	€ 1,269,324	1,143,547
Lease liabilities
Future minimum rental payments		5,527,638
Liabilities from capital leases in accordance with IAS 17		€ 36,144
Lease liability weighted average discount rate		3.69%
Increase (decrease) due to application of IFRS 16
IFRS 16 application
Right-of-use assets		€ 4,276,532
Lease liabilities from third and related parties		4,552,431
Retained earnings		(120,809)
Non-controlling interests		(15,526)
Lease liabilities
Less short-term leases		(21,936)
Less leases of low-value assets		(34,145)
Other		(25,169)
Gross lease liabilities		5,446,388
Discounting		(893,957)
Lease liabilities		4,552,431
After application of IFRS 16
IFRS 16 application
Lease liabilities from third and related parties		4,588,575
Lease liabilities
Lease liabilities		€ 4,588,575